Accounts Receivable	12 Months Ended
Dec. 31, 2017
Accounts Receivable Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 4: ACCOUNTS RECEIVABLE, NET

Accounts receivable consist of the following:

	December 31, 2017	December 31, 2016
Accounts receivable	$2,357	$2,264
Less: Provision for doubtful accounts	—	—
Accounts receivable, net	$2,357	$2,264

Financial instruments that potentially subject the Company to concentrations of credit risk are accounts receivable. The Company does not believe its exposure to credit risk is likely to have a material adverse effect on its financial position, results of operations or cash flows.